Income Taxes	5 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
10.  Income Taxes

The Company accounts for income taxes under FASB ASC 740 “Accounting for Income Taxes.”  Deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities in the Company’s financial statements and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that all or some portion of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

The Parent’s net operating loss carryforwards (NOL) and credit carryforwards are subject to limitations on the use of the NOLs by the Company in consolidated tax returns after the Reverse Recapitalization.  Where there is a “change in ownership” within the meaning of Section 382 of the Internal Revenue Code, the Parent’s net operating loss carryforwards and credit carryforwards are subject to an annual limitation.  The Company believes that such an ownership change occurred because the shareholders of the Subsidiary acquired 56.7 percent of the Parent’s stock.  Because the Parent’s value at the date of recapitalization was attributable solely to non-business assets, the utilization of the carryforwards is limited such that the majority of the carryforwards will never be available.  Accordingly, the Company has not recorded those NOL carryforwards and credit carryforwards in its deferred tax assets.

The Parent is no longer subject to U.S. federal and state income tax examinations by tax authorities for years before 2012. The Company currently is not under examination by any tax authority.

As of December 31, 2016, the Company had deferred tax assets primarily consisting of its current year net operating losses and accrued liabilities not currently deductible.  However, because of the current loss since Inception, the Company has recorded a full valuation allowance such that its net deferred tax asset is zero.

Deferred tax assets consist of the following components:

2016
Deferred tax assets:
Accrued liabilities not currently deductible	$64,210
Net operating loss and capital loss carryforwards	506,259
Gross deferred tax assets	570,469
Valuation allowance	(417,581)
Gross deferred tax assets net of valuation allowance	152,888

Deferred tax liabilities
Stock-based compensation	16,625
Website development costs and fixed assets	136,263

Net deferred tax asset	$-

The Company must make judgments as to whether the deferred tax assets will be recovered from future taxable income. To the extent that the Company believes that recovery is not likely, it must establish a valuation allowance.  A valuation allowance has been established for deferred tax assets which the Company does not believe meet the “more likely than not” criteria.  The Company’s judgments regarding future taxable income may change due to changes in market conditions, changes in tax laws, tax planning strategies or other factors.  If the Company’s assumptions and consequently its estimates change in the future, the valuation allowances it has established may be increased or decreased, resulting in a respective increase or decrease in income tax expense.

At December 31, 2016, the Company had net operating loss carryforwards of approximately $1.5 million for federal income tax purposes.  The NOL carryforward may be used to reduce taxable income, if any, in future years through their expiration in 2036.

The provision for income taxes on the statement of comprehensive loss differs from the amount computed by applying the statutory Federal income tax rate to income before the provision for income taxes, as follows:

	2016

Federal expense expected at statutory rate	$(743,838)	34.0%
Permanent differences	373,367	-17.1%
Change in valuation allowance	370,470	-16.9%

Tax benefit and effective tax rate	$-

The Company recognizes tax benefits from an uncertain position only if it is “more likely than not” that the position is sustainable, based on its technical merits. The Company’s policy is to include interest and penalties in general and administrative expenses.  There were no interest and penalties recorded for the period from July 22, 2016 (Inception) to December 31, 2016.  The Company has evaluated and concluded that there are no uncertain tax positions requiring recognition in the Company’s financial statements for the period ended December 31, 2016.